                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:    //        (a)
         or fiscal year ending:     12/31/99 (b)
Is this a transition report (Y/N)  N
                                  ---

Is this an amendment to a previous filing (Y/N)  N
                                                ---

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.    A.   Registrant Name: Franklin Life Variable Annuity Fund

      B.   File Number:  811-1990

      C.   Telephone Number:  (217) 528-2011


2.    A.   Street:  #1 Franklin Square

      B:   City: Springfield   C. State: IL  D. Zip Code:  62713  Zip Ext:  0001

      E.   Foreign Country:                               Foreign Postal Code:


3.    Is this the first filing on this form by Registrant? (Y/N)      N
                                                                ----------------

4.    Is this the last filing on this form by Registrant? (Y/N)       N
                                                               -----------------

5.    Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                     -----------
      [If answer is "Y"(Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)           Y
                                                        ------------------------
      [If answer is "Y" (Yes) complete only items 111 through 132.]









                                     01                          SEC 2100(04-98)

For period ending   December 31, 1999
                    -----------------

File number 811-1990
            --------

UNIT INVESTMENT TRUSTS

111.  A.   -     Depositor Name:  The Franklin Life Insurance Company
                                -------------------------------------

      B.   -     File Number (If any):______________________

      C.   -     City:  Springfield  State: IL     Zip Code:  62713  Zip Ext.   0001
                      ---------------      --------          -------          ---------

           -     Foreign Country:__________________ Foreign Postal Code:_______________

111.  A.   -     Depositor Name:_______________________________________________________

      B.   -     File Number (If any):_________________________

      C.   -     City:_______________ State:__________ Zip Code:_________ Zip Ext.______

           -     Foreign Country:_________________ Foreign Postal Code:_________________


112.  A.   -     Sponsor Name:__________________________________________________________

      B.   -     File Number (If any):______________________

      C.   -     City:_______________State:___________Zip Code:________Zip Ext.:________

                 Foreign Country:_______________________Foreign Postal Code:____________

      A.   -     Sponsor Name:__________________________________________________________

      B.   -     File Number (If any)____________________________

      C.   -     City:_______________ State: ___________ Zip Code:_______ Zip Ext.:_____

           -     Foreign Country:_________________ Foreign Postal Code:_________________

For period ending   December 31, 1999
                    -----------------

File number 811-1990
            --------

113.  A.   -    Trustee Name:_________________________________________________________

      B.   -    City:_______________ State:__________ Zip Code: ______ Zip Ext.:______

           -    Foreign Country:________________ Foreign Postal Code:_________________

113.  A.   -    Trustee Name:_________________________________________________________

      B.   -    City:_______________ State:__________ Zip Code: ______ Zip Ext.:______

           -    Foreign Country:________________ Foreign Postal Code:_________________


114.  A.   -    Principal Underwriter Name:   Franklin Financial Services Corporation
                                           -------------------------------------------

      B.   -    File Number: 8-15847
                             -------

      C.   -    City: Springfield State:  IL    Zip Code 62713  Zip Ext.:  0001
                      -----------       -------         -------          -------------

           -    Foreign Country:___________________ Foreign Postal Code:______________

114.  A.   -    Principal Underwriter Name: __________________________________________

      B.   -    File Number: 8-_______________

      C.   -    City:_______________ State:__________ Zip Code:_______ Zip Ext.:______

           -    Foreign Country:___________________ Foreign Postal Code:______________


115.  A.   -    Independent Public Accountant Name:   Ernst & Young, LLP
                                                   -----------------------------------

      B.   -    City  Chicago  State: IL  Zip Code: 60606  Zip Ext.: 6301
                      -------        -----          -----            -----------------

           -    Foreign Country:______________________ Foreign Postal Code:___________

115.  A.   -    Independent Public Accountant Name:___________________________________

      B.   -    City:_______________ State:__________ Zip Code:________ Zip Ext.:_____

           -    Foreign Country:______________________ Foreign Postal Code:___________

For period ending   December 31, 1999
                    -----------------

File number 811-1990
            --------

116. Family of investment companies information:

      A.   -      Is Registrant part of a family of investment companies? (Y/N)         Y
                                                                               ----- ------
                                                                                       Y/N
      B.   -      Identify the family in 10 letters: E Q U I B U I L D S
                                                     - - - - - - - - - -
                  (NOTE: In filing this form, use this identification
                  consistently for all investment companies in family. This
                  designation is for purposes of this form only.)


117.  A.   -      Is Registrant a separate account of an insurance company? (Y/N)          Y
                                                                                  ----- -----
                                                                                          Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.   -      Variable annuity contracts? (Y/N)                                            Y
                                                   ---------------------------------------- -----
                                                                                              Y/N

      C.   -      Scheduled premium variable life contracts? (Y/N)                               N
                                                                  ---------------------------- -----
                                                                                                Y/N

      D.   -      Flexible premium variable life contracts? (Y/N)                                N
                                                                  ---------------------------- -----
                                                                                                Y/N

      E.   -      Other types of insurance products registered under the Securities Act of
                  1933? (Y/N)                                                                    N
                             ----------------------------------------------------------------- -----
                                                                                                Y/N


118.      -    State the number of series existing at the end of the period that had securities registered under the Securities Act of
               1933                                                                             1
                   ----------------------------------------------------------------------  ------------


119.      -    State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
               period                                                                            1
                      -------------------------------------------------------------------  -------------

120.      -    State the total value of the portfolio securities on the date of
               deposit for the new series included in item 119 ($000's omitted)                 $16,209
                                                                               ----------  -------------

121.      -    State the number of series for which a current prospectus was in
               existence at the end of the period                                                1
                                                  ---------------------------------------  -------------

122.      -    State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
               current period                                                                    1
                             ------------------------------------------------------------  -------------

For period ending December 31, 1999
                  -----------------

File number 811-1990
            --------

123.      -   State the total value of the additional units considered in answering item
              122 ($000's omitted)                                                          $        267
                                  ---------------------------------------------------       --------------

124.      -   State the total value of units of prior series that were
              placed in the portfolios of subsequent series during the
              current period (the value of these units is to be measured on the date they were placed in the subsequent series)
              ($000's omitted)                                                              $     16,418
                              -------------------------------------------------------       ------------

125.      -   State the total dollar amount of sales loads collected
              (before reallowances to other brokers or dealers) by
              Registrant's principal underwriter and any underwriter
              which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
              all series of Registrant ($000's omitted)                                     $          0
                                                       ------------------------------       ------------

126.          Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
              Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
              series.) ($000's $ 0 omitted)                                                 $          0
                                           ------------------------------------------       ------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Number of    Total Assets     Total Income
                                                                  Series         ($000's      Distributions
                                                                 Investing      omitted)     ($000's omitted)
                                                               ----------------------------------------------
A.      U.S. Treasury direct issue _____________________       _________         $________      $_________

B.      U.S. Government agency__________________________       _________         $________      $________

C.      State and municipal tax-free ___________________       _________         $________      $________

D.      Public utility debt ____________________________       _________         $________      $________

E.      Brokers or dealers debt or debt of brokers' or
        dealers' parent ________________________________       _________         $________      $________

F.      All other corporate intermed. & long-term debt _       _________         $________      $________

G.      All other corporate short-term debt ____________       _________         $________      $________

H.      Equity securities of brokers or dealers or parents of
        brokers or dealers _____________________________       _________         $________      $________

For period ending December 31, 1999
                  -----------------

File number 811-1990
            --------

                                                                 Number of    Total Assets     Total Income
                                                                  Series         ($000's      Distributions
                                                                 Investing      omitted)     ($000's omitted)
                                                               ----------------------------------------------
I.      Investment company equity securities ___________       _____________  $___________   $___________

                                                                     1        $16,209        $343
J.      All other equity securities _____________________      _____________   __________     ___________

K.      Other securities _____________________________         _____________  $___________   $___________

                                                                     1        $16,209        $343
L.      Total assets of all series of registrant_____________  _____________   ___________    ___________

For period ending December 31, 1999
                  -----------------

File number 811-1990
            --------

128.     -   Is the timely payment of principal and interest on any of
             the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
             (Y/N)                                                                      N
                  --------------------------------------------------------------  ------------
             [If answer is "N" (No), go to item 131.]                                  Y/N


129.     -   Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N)                     ------------
             [If answer is "N" (No), go to item 131.]                                  Y/N


130.     -   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                --------------------------------  ------------
                                                                                       Y/N

131.         Total expenses incurred by all series of Registrant during
             the current reporting period ($000's omitted)                             $230
                                                          ----------------------  -------------

132.     -   List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are
             being included in this filing:

             811-1990
             --------

For period ending 12/31/99
File number 811-1990




This report is signed on behalf of the Registrant, Franklin Life Variable Annuity Fund, in the City of Springfield and State of Illinois on this 24 day of February, 2000.



                                       FRANKLIN LIFE VARIABLE ANNUITY FUND
                                       BY:      THE FRANKLIN LIFE INSURANCE
                                                COMPANY, DEPOSITOR

                                       By:           /s/ Barbara J. Fossum
                                          ----------------------------------
                                                     Barbara J. Fossum
                                                     Senior Vice President




Witness    /s/  Elizabeth E. Arthur
       --------------------------------
                Elizabeth E. Arthur
                Assistant Secretary










                                 PAGE NUMBER 52